Share capital (Tables)	3 Months Ended
Mar. 31, 2026
Share Capital
Schedule of share capital issued

	March 31, 2026		December 31, 2025
		Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	72,437,664	$242,444	53,618,357	$213,528
Settlement of RSUs	100,000	37	-	-
Private placement	-	-	15,086,208	29,345
Issuance costs	-	-	-	(3,549)
Exercise of warrants	-	-	3,733,099	3,120
Balance, end of period:	72,537,664	$242,481	72,437,664	$242,444

Schedule of contributed surplus

	March 31,	December 31,
	2026	2025

Balance, beginning of period	$26,502	$28,009
Settlement of RSUs	(37)	-
Share-based compensation	222	273
RSU and options surrenders	(1,605)	(1,780)

Balance, end of period	$25,082	$26,502

Schedule of RSUs outstanding

The following tables summarize information regarding RSUs outstanding:

	March 31,	December 31,
	2026	2025
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of year	3,672,415	3,779,623
Issued	20,000	502,658
Settled	(100,000)	-
Surrenders	(1,143,239)	(609,866)

RSUs outstanding, end of period	2,449,176	3,672,415

Schedule of share based compensation

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

For the three months ended March 31,	2026	2025

Employees	$87	$16
Directors and advisors	135	27

Non-cash compensation	$222	$43